Schedule of Warrant Assumptions (Details)	Jun. 30, 2021
Hudson Bay Warrant; 1/25/2021 [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant; 1/25/2021 [Member] | Warrant [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant; 1/25/2021 [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0.0000
Hudson Bay Warrant; 1/25/2021 [Member] | Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Warrants measurement input	0.0000
Hudson Bay Warrant; 1/25/2021 [Member] | Expected Volatility [Member]
Warrants measurement input	1.0995
Hudson Bay Warrant; 1/25/2021 [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	1.1833
Hudson Bay Warrant; 1/25/2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	0.0013
Hudson Bay Warrant; 1/25/2021 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.0025
Palladium Capital Warrant; 1/25/2021 [Member]
Expected Life	2 years 6 months
Palladium Capital Warrant; 1/25/2021 [Member] | Warrant [Member]
Expected Life	2 years 6 months
Palladium Capital Warrant; 1/25/2021 [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0.0000
Palladium Capital Warrant; 1/25/2021 [Member] | Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Warrants measurement input	0.0000
Palladium Capital Warrant; 1/25/2021 [Member] | Expected Volatility [Member]
Warrants measurement input	1.0995
Palladium Capital Warrant; 1/25/2021 [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	1.1833
Palladium Capital Warrant; 1/25/2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	0.0013
Palladium Capital Warrant; 1/25/2021 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.0025
BHP Capital NY Warrant; 1/28/2021 [Member]
Expected Life	2 years 6 months
BHP Capital NY Warrant; 1/28/2021 [Member] | Warrant [Member]
Expected Life	2 years 6 months
BHP Capital NY Warrant; 1/28/2021 [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0.0000
BHP Capital NY Warrant; 1/28/2021 [Member] | Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Warrants measurement input	0.0000
BHP Capital NY Warrant; 1/28/2021 [Member] | Expected Volatility [Member]
Warrants measurement input	1.1000
BHP Capital NY Warrant; 1/28/2021 [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	1.1833
BHP Capital NY Warrant; 1/28/2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	0.0012
BHP Capital NY Warrant; 1/28/2021 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.0025
Hudson Bay Warrant; 2/23/2021 [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant; 2/23/2021 [Member] | Warrant [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant; 2/23/2021 [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0.0000
Hudson Bay Warrant; 2/23/2021 [Member] | Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Warrants measurement input	0.0000
Hudson Bay Warrant; 2/23/2021 [Member] | Expected Volatility [Member]
Warrants measurement input	1.1094
Hudson Bay Warrant; 2/23/2021 [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	1.1833
Hudson Bay Warrant; 2/23/2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	0.0011
Hudson Bay Warrant; 2/23/2021 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.0025
Palladium Capital Warrant; 2/23/2021 [Member]
Expected Life	2 years 6 months
Palladium Capital Warrant; 2/23/2021 [Member] | Warrant [Member]
Expected Life	2 years 6 months
Palladium Capital Warrant; 2/23/2021 [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0.0000
Palladium Capital Warrant; 2/23/2021 [Member] | Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Warrants measurement input	0.0000
Palladium Capital Warrant; 2/23/2021 [Member] | Expected Volatility [Member]
Warrants measurement input	1.1094
Palladium Capital Warrant; 2/23/2021 [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	1.1833
Palladium Capital Warrant; 2/23/2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	0.0011
Palladium Capital Warrant; 2/23/2021 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.0025
Hudson Bay Warrant Two [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant Two [Member] | Warrant [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant Two [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0.0000
Hudson Bay Warrant Two [Member] | Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Warrants measurement input	0.0000
Hudson Bay Warrant Two [Member] | Expected Volatility [Member]
Warrants measurement input	1.1538
Hudson Bay Warrant Two [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	1.1833
Hudson Bay Warrant Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	0.0014
Hudson Bay Warrant Two [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.0025
Palladium Capital Warrant Two [Member]
Expected Life	2 years 6 months
Palladium Capital Warrant Two [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0.0000
Palladium Capital Warrant Two [Member] | Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Warrants measurement input	0.0000
Palladium Capital Warrant Two [Member] | Expected Volatility [Member]
Warrants measurement input	1.1538
Palladium Capital Warrant Two [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	1.1833
Palladium Capital Warrant Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	0.0014
Palladium Capital Warrant Two [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.0025
B H P Capital Warrant [Member]
Expected Life	2 years 6 months
B H P Capital Warrant [Member] | Warrant [Member]
Expected Life	2 years 6 months
B H P Capital Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0.0000
B H P Capital Warrant [Member] | Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Warrants measurement input	0.0000
B H P Capital Warrant [Member] | Expected Volatility [Member]
Warrants measurement input	1.1711
B H P Capital Warrant [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	1.1833
B H P Capital Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	0.0016
B H P Capital Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.0025
Hudson Bay Warrant Three [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant Three [Member] | Warrant [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant Three [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0.0000
Hudson Bay Warrant Three [Member] | Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Warrants measurement input	0.0000
Hudson Bay Warrant Three [Member] | Expected Volatility [Member]
Warrants measurement input	1.1714
Hudson Bay Warrant Three [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	1.1833
Hudson Bay Warrant Three [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	0.0016
Hudson Bay Warrant Three [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.0025
Palladium Capital Warrant Three [Member] | Warrant [Member]
Expected Life	2 years 6 months
Palladium Capital Warrant Three [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0.0000
Palladium Capital Warrant Three [Member] | Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Warrants measurement input	0.0000
Palladium Capital Warrant Three [Member] | Expected Volatility [Member]
Warrants measurement input	1.1714
Palladium Capital Warrant Three [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	1.1833
Palladium Capital Warrant Three [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	0.0016
Palladium Capital Warrant Three [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.0025